July 21, 2025

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Jackson National Life Insurance Company Jackson National Separate Account - I (Registrant) File Nos. 333-226897 and 811-08664

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the prospectus and statement of additional information that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment to the registration statement; and that the text of the most recent post-effective amendment was filed electronically.

If you have any questions, please call me at (517) 367-3813.

Very truly yours,

/s/ JENNIFER GRAU

Jennifer Grau
Senior Attorney,
Insurance Legal & Product Development